Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Deposits and Weighted Average Interest Rates [Table Text Block]
	20 1 7			20 16
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$172,007	27.1%	0.00%	$158,024	26.7%
NOW accounts	0.05	90,599	14.3	0.07	92,670	15.6
Savings accounts	0.08	75,255	11.8	0.08	74,238	12.5
Money market accounts	0.40	186,937	29.4	0.25	165,179	27.9
		524,798	82.6		490,111	82.7
Certificates by rate:
0-0.99%		58,444	9.2		79,628	13.4
1-1.99%		43,691	6.9		22,958	3.9
2-2.99%		8,550	1.3		0	0.0
3-3.99%		118	0.0		114	0.0
Total certificates	0.94	110,803	17.4	0.61	102,700	17.3
Total deposits	0.30	$635,601	100.0%	0.20	$592,811	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]
	20 1 7		20 16
(Dollars in thousands)	Amount	Weighted A verage R ate	Amount	Weighted A verage R ate
Remaining term to maturity
1-6 months	$28,133	0.54%	$32,418	0.36%
7-12 months	37,439	0.95	25,424	0.45
13-36 months	39,382	1.14	36,111	0.81
Over 36 months	5,849	1.28	8,747	1.18
	$110,803	0.94	$102,700	0.61

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
(Dollars in thousands)	2017	2016	2015
NOW accounts	$77	50	17
Savings accounts	63	62	42
Money market accounts	560	366	347
Certificates	770	524	528
	$1,470	1,002	934